Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Seligman Technology and Information Fund Class A / SLMCX | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Seligman Technology and Information Fund Class A / SLMCX | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Technology and Information Fund Class A / SLMCX | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Class A / SLMCX | eBay, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Seligman Technology and Information Fund Class A / SLMCX | System Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | eBay, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | System Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Technology and Information Fund Class C / SCICX | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Seligman Technology and Information Fund Class C / SCICX | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Technology and Information Fund Class C / SCICX | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Seligman Technology and Information Fund Class C / SCICX | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Seligman Technology and Information Fund Class C / SCICX | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Seligman Technology and Information Fund Class C / SCICX | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Seligman Technology and Information Fund Class C / SCICX | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Technology and Information Fund Class C / SCICX | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Technology and Information Fund Class C / SCICX | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Class C / SCICX | eBay, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Technology and Information Fund Class C / SCICX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
Columbia Seligman Technology and Information Fund Class C / SCICX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Seligman Technology and Information Fund Class C / SCICX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Seligman Technology and Information Fund Class C / SCICX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Seligman Technology and Information Fund Class C / SCICX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Seligman Technology and Information Fund Class C / SCICX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Seligman Technology and Information Fund Class C / SCICX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Seligman Technology and Information Fund Class C / SCICX | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Seligman Technology and Information Fund Class C / SCICX | System Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Seligman Technology and Information Fund Class C / SCICX | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Seligman Technology and Information Fund Class C / SCICX | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Seligman Technology and Information Fund Class C / SCICX | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Seligman Technology and Information Fund Class C / SCICX | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Class C / SCICX | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Class C / SCICX | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Seligman Technology and Information Fund Class R / SCIRX | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Technology and Information Fund Class R / SCIRX | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Class R / SCIRX | eBay, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Seligman Technology and Information Fund Class R / SCIRX | System Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Class R / SCIRX | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | eBay, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | System Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | eBay, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | System Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | eBay, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | System Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%